Note 8 - Income Taxes	6 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]

NOTE
8.
INCOME TAXES

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

     The Act “To provide for reconciliation pursuant to titles II and V of the concurrent resolution on the budget for fiscal year
2018”
(the “Tax Reform Act”) was enacted
December
22,
2017.
The Tax Reform Act reduced certain Federal corporate income tax rates effective
January
1,
2018
and changed certain other provisions. As a result of the Tax Reform Act, our tax rate decreased to an estimated
18%
for fiscal
2019
from
30%
for fiscal
2018.

     We had
no
unrecognized tax benefits as of
September
30,
2018,
and we do
not
expect any significant unrecognized tax benefits within
12
 months of the reporting date. We recognize interest and penalties related to income tax matters in income tax expense. As of
September
30,
2018
we had
no
accrued interest related to uncertain tax positions. The tax years
1999
and
2014
through
2017
remain open to examination by the major taxing jurisdictions to which we are subject.